ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE AND OTHER
ACCOUNTS RECEIVABLE AND OTHER

8.          ACCOUNTS RECEIVABLE AND OTHER

December 31,	2013	2012
(millions of Canadian dollars)
Unbilled revenues	2,773	2,289
Trade receivables	1,215	677
Taxes receivable	200	123
Regulatory assets	54	-
Short-term portion of derivative assets (Note 23)	385	383
Prepaid expenses and deposits	123	132
Current deferred income taxes (Note 24)	120	167
Dividends receivable	26	26
Other	98	266
Allowance for doubtful accounts	(38)	(49)
	4,956	4,014

Pursuant to a Receivables Purchase Agreement (the Receivables Agreement), certain trade and accrued receivables (the Receivables) have been sold by certain of EEP’s subsidiaries to an Enbridge wholly-owned special purpose entity (SPE). The Receivables owned by the SPE are not available to Enbridge except through its 100% ownership in such SPE. The Receivables Agreement, as amended on September 20, 2013 and again on December 2, 2013, provides for subsequent purchases to occur on a monthly basis through to December 2016; however, the accumulated purchases net of collections cannot exceed US$450 million at any one point. As at December 31, 2013, the value of trade and accrued receivables outstanding owned by the SPE totalled US$380 million ($404 million).